OPERATING RISK (Details Textual)	Sep. 30, 2016
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.18%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.38%